CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Income (loss) for the period	R$ 10,036,699	R$ (2,052,518)	R$ 7,281,440	R$ (15,471,579)
Other comprehensive income (loss)
Exchange rate variation and fair value on financial assets measured at fair value through of comprehensive income	(3,158)	1,456	(217)	2,556
Tax effect of the above items	1,074	(495)	74	(869)
Items with no subsequent effect on statement of income	(2,084)	961	(143)	1,687
Exchange variation on conversion of financial statements and on foreign investments	(3,291)	(1,451)	(22,877)	(4,811)
Realization of the above items	(746)		(746)
Items with subsequent effect on statement of income	(4,037)	(1,451)	(23,623)	(4,811)
Total comprehensive Income (loss) for the period	10,030,578	(2,053,008)	7,257,674	(15,474,703)
Attributable to
Controlling shareholders'	10,028,990	(2,057,591)	7,254,101	(15,482,755)
Non-controlling interest	R$ 1,588	R$ 4,583	R$ 3,573	R$ 8,052